Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Schedule of Company's Associates and Joint Ventures that are Equity-Accounted
The Company's associates and joint ventures that are equity-accounted include the following investments in multi-family rental properties and investments in Canadian residential developments:

Name	Type	Principal place of business	Country of incorporation	Ownership interest %	Voting rights %(1)

Associates
592 Sherbourne LP (The Selby)	Limited Partnership	Canada	Canada	15%	50%
57 Spadina LP (The Taylor)	Limited Partnership	Canada	Canada	30%	50%

Joint ventures
WDL 3/4/7 LP	Limited Partnership	Canada	Canada	33%	33%
WDL 8 LP	Limited Partnership	Canada	Canada	33%	33%
WDL 20 LP	Limited Partnership	Canada	Canada	33%	33%
DKT B10 LP	Limited Partnership	Canada	Canada	33%	33%
6-8 Gloucester LP (The Ivy)	Limited Partnership	Canada	Canada	47%	50%
Labatt Village Holding LP	Limited Partnership	Canada	Canada	38%	50%
Tricon US Multi-Family REIT LLC	Limited Liability Corporation	USA	USA	20%	50%
(1) In respect of major decisions only.
The following associates meet the definition of an investment entity, and therefore, all of their project assets held through subsidiaries are measured at fair value.

Name	Type	Principal place of business	Country of incorporation	Ownership interest %	Voting rights %(1)		Dissolution date	Remaining extension period (years)

Associates
Tricon Housing Partners US LP(2)	Limited Partnership	USA	USA	68%		68%	7/1/2022	—
Tricon Housing Partners US Syndicated Pool I LP	Limited Partnership	USA	USA	20%		50%	6/7/2022	2
Tricon Housing Partners US Syndicated Pool II LP	Limited Partnership	USA	USA	20%		50%	3/2/2024	2
Tricon Housing Partners US II LP(2),(3)	Limited Partnership	USA	USA	8%	>	50%	11/30/2021	2
Tricon Housing Partners Canada III LP(2)	Limited Partnership	Canada	Canada	10%	>	50%	3/22/2022	—
CCR Texas Equity LP	Limited Partnership	USA	USA	10%		50%	12/31/2022	2
Vistancia West Equity LP	Limited Partnership	USA	USA	7%		50%	12/31/2025	—
Conroe CS Texas Equity LP	Limited Partnership	USA	USA	10%		50%	12/31/2023	1
Lake Norman Equity LP	Limited Partnership	USA	USA	7%		50%	12/31/2025	2
Arantine Hills Equity LP	Limited Partnership	USA	USA	7%		50%	12/31/2028	1
Viridian Equity LP	Limited Partnership	USA	USA	18%		50%	12/31/2027	1
McKinney Project Equity LLC	Limited Partnership	USA	USA	44%		50%	N/A	N/A

Joint ventures
THPAS Holdings JV-1 LLC	Limited Partnership	USA	USA	11%		50%	N/A	N/A
(1) In respect of major decisions only.
(2) For the purposes of analysis under IFRS, it was determined that Tricon acts primarily as an agent for the benefit of its investors in these partnership entities, and thus Tricon does not control these entities in accordance with the criteria set out in IFRS 10.
(3) Tricon Housing Partners US II LP obtained a one-year extension from the limited partners of the fund subsequent to year-end.

Schedule of Interests of the Limited Partners in Subsidiaries
The interests of the limited partners in the following subsidiaries are recognized as financial liabilities in accordance with IAS 32, Financial Instruments: Presentation ("IAS 32"):

Investment Vehicle	Subsidiary	Limited partners' ownership interest %

SFR JV-1	SFR JV-1 Equity LLC	66.3%
	SFR JV-1 LP	66.3%
	SFR JV-1 REIT 1 LLC	49.5%
	SFR JV-1 REIT 2 LLC	49.5%
	SFR JV-1 Holding LP	49.5%

SFR JV-2	SFR JV-2 Equity LLC	70.7%
	SFR JV-2 LP	70.7%
	SFR JV-2 REIT 1 LLC	49.5%
	SFR JV-2 REIT 2 LLC	49.5%
	SFR JV-2 Holdings LP	49.5%

SFR JV-HD	SFR JV-HD Equity LLC	66.3%
	SFR JV-HD LP	66.3%
	SFR JV-HD REIT 1 LLC	49.5%
	SFR JV-HD REIT 2 LLC	49.5%
	SFR JV-HD Holdings LP	49.5%